RELATED PARTY TRANSACTIONS - Acquisition of vessels from affiliates of Hemen (Details) $ in Millions	1 Months Ended	6 Months Ended
	Feb. 28, 2021 USD ($) vessel	Jun. 30, 2021 USD ($) vessel
Hemen Holdings Ltd | Dry Bulk Carriers
Related Party Transaction [Line Items]
Number of vessels acquired	15
Consideration for vessels acquired | $	$ 752.0
Golden Spray, Golden Fast and Golden Furious
Related Party Transaction [Line Items]
Number of newbuildings acquired		3
Consideration for vessels acquired | $		$ 114.5
Golden Spray, Golden Fast and Golden Furious | Hemen Holdings Ltd
Related Party Transaction [Line Items]
Number of newbuildings acquired	3